Note 21 - Income Taxes - Movement in Deferred Tax Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Recognized in profit or loss	$ (10,948)	$ (16,108)
Cumulative Translation Adjustment	(7,788)	(2,207)
Balance	2,532	21,268
Balance	21,268	39,583
Partnership income deferred for tax [member]
Statement Line Items [Line Items]
Recognized in profit or loss	2,032	14,025
Cumulative Translation Adjustment
Balance	(6,249)	(8,281)
Balance	(8,281)	(22,306)
Book to tax differences on other assets [member]
Statement Line Items [Line Items]
Recognized in profit or loss	51,864	(11,557)
Cumulative Translation Adjustment	(7,788)	(2,207)
Balance	48,345	4,269
Balance	4,269	19,181
Book to tax differences - customer contracts [member]
Statement Line Items [Line Items]
Recognized in profit or loss		5,139
Cumulative Translation Adjustment
Balance
Balance		(5,139)
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Recognized in profit or loss	(66,002)	(22,205)
Cumulative Translation Adjustment
Balance	(36,578)	29,424
Balance	29,424	50,481
Convertible debentures [member]
Statement Line Items [Line Items]
Recognized in profit or loss	1,158	(1,510)
Cumulative Translation Adjustment
Balance	(2,986)	(4,144)
Balance	$ (4,144)	$ (2,634)